NATURE OF OPERATIONS	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS
1.	NATURE OF OPERATIONS

On June 4, 2008, Medical Alarm Concepts Holding, Inc. (the “Company”) was incorporated under the laws of the State of Nevada. The Company was formed for the sole purpose of acquiring all of the membership units of Medical Alarm Concepts LLC, a Pennsylvania limited liability company (“Medical LLC”).

The Company utilizes new technology in the medical alarm industry to provide 24-hour personal response monitoring services and related products to subscribers with medical or age-related conditions.

NOTE 1   NATURE OF OPERATIONS

On June 4, 2008, Medical Alarm Concepts Holding, Inc. (the “Company”) was incorporated under the laws of the State of Nevada. The Company was formed for the sole purpose of acquiring all of the membership units of Medical Alarm Concepts LLC, a Pennsylvania limited liability company (“Medical LLC”).

The Company utilizes new technology in the medical alarm industry to provide 24-hour personal response monitoring services and related products to subscribers with medical or age-related conditions.